Fixed assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Fixed assets
Note 13 - Fixed assets

	12/31/2021
Fixed Assets (1)	Annual depreciation rates	Cost	Depreciation	Impairment	Residual
Real estate		7,372	(4,089)	(110)	3,173
Land	—	1,127	—	—	1,127
Buildings and Improvements	4% to 10%	6,245	(4,089)	(110)	2,046
Other fixed assets		14,659	(10,832)	(37)	3,790
Installations and furniture	10% to 20%	3,312	(2,463)	(10)	839
Data processing systems	20% to 50%	9,094	(7,170)	(27)	1,897
Other (2)	10% to 20%	2,253	(1,199)	—	1,054

Total		22,031	(14,921)	(147)	6,963

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 3, achievable by 2022 (Note 32b 3.2 - Off balance commitments).
(2)	Others refer to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipment.

	12/31/2020
Fixed Assets (1)	Annual depreciation rates	Cost	Depreciation	Impairment	Residual
Real estate		7,106	(3,735)	(115)	3,256
Land	—	1,102	—	—	1,102
Buildings and Improvements	4% to 10%	6,004	(3,735)	(115)	2,154
Other fixed assets		13,492	(9,779)	(32)	3,681
Installations and furniture	10% to 20%	3,248	(2,271)	(5)	972
Data processing systems	20% to 50%	8,274	(6,400)	(27)	1,847
Other (2)	10% to 20%	1,970	(1,108)	—	862

Total		20,598	(13,514)	(147)	6,937

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 36, achievable by 2024 (Note 32b 3.2 - Off balance commitments).
(2)	Others refer to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipment.